Shareholders' Equity (Details)	12 Months Ended
	Dec. 31, 2014 series	Dec. 31, 2006	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 02, 2010	Sep. 27, 2005	Oct. 31, 1999
Summary of Stock Option
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan	10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders	3,750,000
Minimum number of series in which preference shares is to be issued	1
Stock Options
Summary of Stock Option
Outstanding stock options at the end of the period (in shares)	1,022,000		1,038,000	1,209,000	780,000
Term of the options granted		10 years
Vesting period	4 years
Stock Options | Maximum
Summary of Stock Option
Term of the options granted	7 years
Amended and Restated 2007 Share Incentive Plan
Summary of Stock Option
Ordinary shares available for issuance						10,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right	1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units	1.75
Maximum shares available for grant as a percentage of total outstanding shares	3.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants	100.00%
Amended and Restated 2007 Share Incentive Plan | Stock Options
Summary of Stock Option
Outstanding stock options at the end of the period (in shares)	953,000
Amended and Restated 2007 Share Incentive Plan | Restricted share units
Summary of Stock Option
Outstanding other than stock options at the end of the period (in shares)	1,119,000
1999 Directors' Stock Option Plan | NSO
Summary of Stock Option
Ordinary shares available for issuance							1,125,000	750,000
Outstanding stock options at the end of the period (in shares)	69,000
Term of the options granted	10 years
Number of options granted to new members of the board of directors (in shares)	37,500
Number of options granted annually to eligible board of directors members (in shares)	15,000
Minimum period served by a board of director as a member of board to gain options	6 months
Exercise price of shares granted as percentage of fair market value on the date of grants	100.00%